Income Taxes and Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of income taxes [line items]
Deductible Duty			$ (18,318,819)	$ (26,159,947)
Total duties, taxes and other	$ 39,838	$ 715,756	290,281,198	219,999,281
PEMEX
Disclosure of income taxes [line items]
Expected income tax expense		2,320,577	18,265,470	102,495,110
Tax effect of inflation-net		(805,362)	1,012,782	(27,144,892)
Fiscal updating of pipelines, properties and equipment		(16,719)	(208,767)	600,688
Deductible Duty		0	(37,473,075)	(62,163,857)
Unrecognized deferred tax change		0	(20,730,125)	(29,256,451)
Reversal of deferred income tax due to changes in tax legislation		0	158,307,139	0
Retirement benefits		0	0	8,727,606
Non-deductible expenses		1,439,196	13,930,645	12,284,337
Others-net		(2,221,936)	29,678,120	380,816
Total duties, taxes and other		$ 715,756	$ 162,782,189	$ 5,923,357